Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents
Cash and Cash Equivalents

(14)    Cash and Cash Equivalents

Details of this caption of the consolidated balance sheet at 31 December 2018 and 2017 are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017
Current deposits	441,614	655,463
Cash in hand and at banks	592,178	231,058
Total cash and cash equivalents	1,033,792	886,521